Risk and Capital Management - Summary of Internal Rating (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 536,091	R$ 497,719
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 382,925	R$ 354,628
Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	92,644	78,505
Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	20,951	21,147
Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	39,571	44,439
Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 459,626	R$ 417,386
Percentage of loan operations and lease operations portfolio	85.70%	83.90%
Stage 1 [Member] | Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 378,389	R$ 349,354
Stage 1 [Member] | Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	72,921	60,707
Stage 1 [Member] | Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	8,316	7,325
Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 36,894	R$ 35,894
Percentage of loan operations and lease operations portfolio	6.90%	7.20%
Stage 2 [Member] | Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 4,536	R$ 5,274
Stage 2 [Member] | Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	19,723	17,798
Stage 2 [Member] | Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	12,635	12,822
Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 39,571	R$ 44,439
Percentage of loan operations and lease operations portfolio	7.40%	8.90%
Stage 3 [Member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 39,571	R$ 44,439